Convertible Promissory Note (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		184 Months Ended	193 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	May 31, 2014
Convertible Promissory Note Details Narrative
Interest expense related to the Loan	$ 54,403		$ 137,788		$ 999,485
Accretion related to the debt discount	15,464		15,828		515
Interest expense	$ 54,403		$ 137,788	$ 30,325	$ 30,325	$ 26,231	$ 68,949	$ 206,737